UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

        This Amendment (Check only one):   |_| is a restatement.

                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                             11726 San Vicente Blvd. #600         May 15, 2008
/s/ Carl B. Tash             Los Angeles, CA  90049
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Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $477,323 (thousands)

List of Other Included Managers:         None


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                                                  Form 13F INFORMATION TABLE
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  Column 1           Column 2   Column 3   Column 4       Column 5                   Column 6    Column 7        Column 8
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                       Class              Value       Shrs or prn    SH/  Put/    Investment    Other       Voting authority
Name of Issuer         Title    CUSIP   (X$1,000)            amt.    PRN  Call    discretion   managers    Sole   Shared  None
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
Acadia Rlty Tr        Com Sh   004239109  $22,916.00      948,900    SH                  Yes        None      sole
                      Ben Int
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American Ld Lease Inc    Com   027118108  $13,025.00      632,900    SH                  Yes        None      sole
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AvalonBay Cmntys Inc     Com   053484101  $24,045.00      249,117    SH                  Yes        None      sole
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Biomed Realty Trust Inc  Com   09063H107  $11,704.00      489,900    SH                  Yes        None      sole
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Boston Properties Inc    Com   101121101  $25,595.00      278,000    SH                  Yes        None      sole
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Corporate Office      Sh Ben   22002T108  $12,802.00      380,900    SH                  Yes        None      sole
Pptys Tr                Int
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Corrections Corp      Com New  22025Y407  $15,439.00      561,000    SH                  Yes        None      sole
Amer New
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Douglas Emmett Inc       Com   25960P109  $19,457.00      882,000    SH                  Yes        None      sole
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Essex Ppty Tr Inc        Com   297178105  $17,690.00      155,200    SH                  Yes        None      sole
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Federal Realty Invt   Sh Ben   313747206  $33,823.00      433,900    SH                  Yes        None      sole
Tr                    Int New
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Forest City              CL A  345550107  $10,021.00      272,300    SH                  Yes        None      sole
Enterprises Inc
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Kilroy Rlty Corp         Com   49427F108  $20,342.00      414,210    SH                  Yes        None      Sole
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Macerich Co              Com   554382101  $29,605.00      421,300    SH                  Yes        None      sole
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Magna Entmt Corp         CL A  559211107     $902.00    2,651,870    SH                  Yes        None      sole
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MI Devs Inc              CL A  55304X104  $19,032.00      662,689    SH                  Yes        None      sole
                         Sub
                         Vtg
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Nationwide Health        Com   638620104   $1,013.00       30,000    SH                  Yes        None      sole
Pptys Inc
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ProLogis              Sh Ben   743410102  $20,059.00      340,800    SH                  Yes        None      sole
                        Int
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Public Storage           Com   74460D109  $17,245.00      194,600    SH                  Yes        None      sole
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Simon Ppty Group         Com   828806109   $6,448.00       69,400    SH                  Yes        None      Sole
Inc New
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Stratus Pptys Inc     Com New  863167201  $18,494.00      627,547    SH                  Yes        None      sole
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Starwood Hotels&         Com   85590A401  $17,968.00      347,200    SH                  Yes        None      sole
Resorts Wrld
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Tanger Factory Outlet    Com   875465106  $15,952.00      414,650    SH                  Yes        None      Sole
CTRS I
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Taubman Ctrs Inc         Com   876664103  $43,806.00      840,800    SH                  Yes        None      sole
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Vail Resorts Inc         Com   91879Q109  $11,141.00      230,700    SH                  Yes        None      Sole
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Ventas Inc               Com   92276F100  $23,461.00      522,400    SH                  Yes        None      sole
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Vornado Rlty Tr       Sh Ben   929042109  $18,052.00      209,400    SH                  Yes        None      sole
                        Int
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Winthrop Rlty Tr      Sh Ben   976391102   $7,286.00    1,768,500    SH                  Yes        None      sole
                        Int
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REPORT SUMMARY    27 data records        $477,323.00
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